Offsets	Oct. 13, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Valion Bio, Inc.
Form or Filing Type	S-1
File Number	333-297529
Initial Filing Date	Jul. 17, 2026
Fee Offset Claimed	$ 543.57
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 4,933,253.18
Termination / Withdrawal Statement	On July 17, 2026, the Registrant filed a Registration Statement on Form S-1 (File No. 333-297529) (the “July 2026 S-1”) with the SEC, which was declared effective on August 12, 2026, that registered an aggregate of $30,990,000 of an indeterminate number of securities to be offered by the Registrant. The fee amount associated with the securities registered under the July 2026 S-1 was $4,279.72, as calculated in accordance with Rule 457 of the Securities Act, of which $3,414.63 was offset using previously paid fees and $865.09 actually paid at the time of filing of the July 2026 S-1. The Registrant withdrew the July 2026 S-1 by filing a Form RW on August 24, 2026, and no securities were sold thereunder. In accordance with Rule 457(p) under the Securities Act, the Registrant is using $543.57 of the aforementioned unused filing fees previously paid by the Registrant in connection with its filing of the July 2026 S-1 to offset the remaining filing fee payable in connection with this Registration Statement, and as a result of such offset, the Registrant will have $321.52 remaining in unused filing fees available to be applied to future filings of the Registrant in connection with its filing of the July 2026 S-1.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Valion Bio, Inc.
Form or Filing Type	S-1
File Number	333-297529
Filing Date	Jul. 17, 2026
Fee Paid with Fee Offset Source	$ 865.09
Offset Note	See Note 1 above.